                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-05554

             Morgan Stanley California Tax-Free Daily Income Trust
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                  10036
(Address of principal executive offices)                              (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                             COUPON  DEMAND
THOUSANDS                                                                                             RATE +   DATE*    VALUE
-----------------------------------------------------------------------------------------------------------------------------------

           CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (86.0%)
           ABAG Finance Authority for Nonprofit Corporations,
   $2,295     Elder Care Alliance of San Francisco Ser 2006 A                                          3.78% 10/05/07  $  2,295,000
    1,335     Eskaton Village-Roseville Ser 2006                                                       3.85  10/05/07     1,335,000
    8,000     The Thacher School Ser 2004                                                              3.81  10/05/07     8,000,000
           California,
    8,900     Economic Recovery Ser 2004 C-14 (XLCA)                                                   3.70  10/05/07     8,900,000
           California Department of Water Resources,
    3,205     Power Supply Ser 2002 B Subser B-3                                                       3.90  10/01/07     3,205,000
    5,000     Power Supply Ser 2002 C Subser C-7 (FSA)                                                 3.73  10/05/07     5,000,000
    1,400     Power Supply Ser 2005 G Subser G-14 (FGIC)                                               3.73  10/05/07     1,400,000
           California Health Facilities Financing Authority,
    4,900     Kaiser Permanente Ser 2006 C                                                             3.80  10/05/07     4,900,000
           California Infrastructure & Economic Development Bank,
    6,200     Los Angeles SPCA Ser 2002 A                                                              3.75  10/05/07     6,200,000
    7,700     SRI International Ser 2003 A                                                             3.78  10/05/07     7,700,000
           California Statewide Communities Development Authority,
    5,000     Azusa Pacific University Ser 2007                                                        3.78  10/05/07     5,000,000
    1,100     Chabad of California Ser 2004                                                            3.75  10/05/07     1,100,000
    4,300     Kaiser Permanente Ser 2004 J & L                                                         3.80  10/05/07     4,300,000
    2,600     Masters College Ser 2002                                                                 3.75  10/05/07     2,600,000
    5,000     National Center for International Schools Ser 2006 A                                     3.81  10/05/07     5,000,000
    8,600     SWEEP Loan Program Ser 2007 A                                                            3.77  10/05/07     8,600,000
    3,000     University of San Diego Ser 2005                                                         3.78  10/05/07     3,000,000
    6,800  Enhanced Return Puttable Floating Option Tax-Exempt Receipts, California P-Floats Ser
              EC-1011                                                                                  3.95  10/05/07     6,800,000
    3,300  Fresno, Sewer System Sublien Ser 2000 A (FGIC)                                              3.70  10/05/07     3,300,000
    3,000  Grant Joint Union High School District, School Facility Bridge Funding
              Ser 2005 COPs (FSA)                                                                      3.70  10/05/07     3,000,000
    5,500  Hemet Unified School District, Ser 2006 COPs (Ambac)                                        3.78  10/05/07     5,500,000
    5,000  Hillsborough, Refg Ser 2000 A COPs                                                          3.81  10/05/07     5,000,000
    3,075  J P Morgan Chase & Co, Los Angeles Unified School District Ser 2007 A-1 I-PUTTERs
              Ser 1711P (FSA)                                                                          3.94  10/05/07     3,075,000
      450  Lancaster Redevelopment Agency, Multifamily Sunset Projects Sub Ser 2003 B
              Floater-TRs Ser 2003 F 12J                                                               3.83  10/05/07       450,000
    2,000  Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B                 3.74  10/05/07     2,000,000
           Los Angeles County Metropolitan Transportation Authority,
    3,700     Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046 (MBIA)                                   3.89  10/05/07     3,700,000

    2,700     Prop C Sales Tax Ser 1993 A (MBIA)                                                       3.70  10/05/07     2,700,000
    2,200  Los Angeles Department of Water & Power, Water System 2001 Ser B Subser B-1                 3.78  10/05/07     2,200,000
    2,580  MACON Trust, Irvine Unified School District Community Facilities District No 06-1 Ser
              2007 B Variable Ser 2007-317                                                             3.92  10/05/07     2,580,000
    5,600  Madera Irrigation Financing Authority, Water Ser 2005 A (XLCA)                              3.98  10/01/07     5,600,000
    3,200  Metropolitan Water District of Southern California, Waterworks 2000 Ser B-2                 3.70  10/05/07     3,200,000
    5,000  Mountain View, Villa Mariposa Multifamily 1985 Ser A                                        3.79  10/05/07     5,000,000
    2,200  Northern California Power Agency, Hydroelectric No 1 Ser 2002 B (MBIA)                      3.70  10/05/07     2,200,000
    3,790  Paramount Unified School District, School Facility Bridge Funding Ser 2001 COPs (FSA)       3.70  10/05/07     3,790,000
           Puttable Floating Option Tax-Exempts Receipts,
    4,000     California Ser 2007 P-FLOATs PT-4022 (Ambac)                                             3.92  10/05/07     4,000,000
    2,000     San Bernardino Community College District Ser 2006 C P-FLOATs PT-4317 (FSA)              3.92  10/05/07     2,000,000
    2,000     San Jose Redevelopment Agency Ser 2006 C P-FLOATs PA-1505 (MBIA)                         3.95  10/05/07     2,000,000
    2,000  Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A                             3.75  10/05/07     2,000,000
    2,500  Rancho Water District Financing Authority, Ser 2001 B (FGIC)                                3.70  10/05/07     2,500,000
    1,790  Riverside County Housing Authority, Multifamily De Anza Villas Ser 1986                     3.81  10/05/07     1,790,000
    2,500  Sacramento County Housing Authority, Seasons at Winter 2004 Ser C-2                         3.70  10/05/07     2,500,000
    3,000  Sacramento County Water Financing Authority, Water Agency Zones 40 & 41 P-FLOATs
              PT-1176 (Ambac)                                                                          3.92  10/05/07     3,000,000
    5,300  Southern California Public Power Authority, Transmission 1991 Refg Ser (Ambac)              3.75  10/05/07     5,300,000
    3,000  Torrance, Little Company of Mary Hospital-Torrance Memorial Medical Center Ser 1992         3.85  10/05/07     3,000,000
                                                                                                                       ------------
           TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
              (Cost $166,720,000)                                                                                       166,720,000
                                                                                                                       ------------

                                                                                                          YIELD TO
                                                                                                          MATURITY
                                                                                       COUPON  MATURITY  ON DATE OF
                                                                                        RATE     DATE     PURCHASE
                                                                                       ------  --------  ----------

           CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (5.9%)
    2,500  Contra Costa Transportation Authority, Sub Sales Tax Ser A                   3.57%  11/07/07     3.57%         2,500,000
    5,000  San Diego County Water Authority, Ser 1                                      3.47   02/12/08     3.47          5,000,000
    4,000  San Francisco County Transportation Authority, 2004 Ser A                    3.53   12/10/07     3.53          4,000,000
                                                                                                                       ------------
           TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (Cost $11,500,000)                                               11,500,000
                                                                                                                       ------------
           CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (8.3%)
           Calfornia Communities Tax & Revenue Anticipation Note Program,
    5,000     Certain Local Agencies Ser 2007 A-1 Note Participations, dtd 07/02/07     4.50   06/30/08     3.64          5,031,164
    5,000     Riverside County Ser 2007 A-3 Note Participations, dtd 07/02/07           4.50   06/30/08     3.62          5,031,882
    2,000  California Community College Financing Authority, Community College League
              Ser 2007 A TRANs, dtd 07/02/07                                            4.50   06/30/08     3.67          2,012,027
    2,000  Los Angeles County, Ser 2007-2008 TRANs, dtd 07/02/07                        4.50   06/30/08     3.63          2,012,617

    2,000  Los Angeles County Schools Pooled Financing Program,
              Pooled 2007-2008 Ser A TRANs, dtd 07/02/07                                4.50   06/30/08     3.62          2,012,753
                                                                                                                       ------------
           TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (Cost $16,100,443)                                     16,100,443
                                                                                                                       ------------
           TOTAL INVESTMENTS (Cost $194,320,443) (a)                                                       100.2%       194,320,443
           LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (0.2)          (387,887)
                                                                                                           -----       ------------
           NET ASSETS                                                                                      100.0%      $193,932,556
                                                                                                           =====       ============

----------
    COPs     Certificates of Participation.
    CRVS     Custodial Residual & Variable Securities.
Floater-TRs  Floating Rate Trust Receipts.
  P-FLOATs   Puttable Floating Option Tax-Exempt Receipts.
 I-PUTTERs   Income Puttable Tax-Exempt Receipts.
  PUTTERs    Puttable Tax-Exempt Receipts.
    ROCs     Reset Option Certificates.
   TRANs     Tax and Revenue Anticipation Notes.
     +       Rate shown is the rate in effect at September 30, 2007.
     *       Date on which the principal amount can be recovered through demand.
    (a)      Cost is the same for federal income tax purposes.

Bond Insurance:
  Ambac      Ambac Assurance Corporation.
   FGIC      Financial Guaranty Insurance Company.
   FSA       Financial Security Assurance Inc.
   MBIA      Municipal Bond Investors Assurance Corporation.
  Radian     Radian Asset Assurance Inc.
   XLCA      XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ Ronald E. Robison
------------------------------
Ronald E. Robison
Principal Executive Officer
November 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
------------------------------
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
------------------------------
Francis Smith
Principal Financial Officer
November 20, 2007

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Tax-Free Daily Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 20, 2007

                                        /s/ Ronald E. Robison
                                        ----------------------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Tax-Free Daily Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 20, 2007

                                        /s/ Francis Smith
                                        ----------------------------------------
                                        Francis Smith
                                        Principal Financial Officer

                                        5